No Load | Forward High Yield Bond Fund

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward High Yield Bond Fund	INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.22%	0.82%

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example No Load Forward High Yield Bond Fund (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
1 Year	124	84
3 Years	387	262
5 Years	670	455
10 Years	1,476	1,013

Expense Example, No Redemption No Load Forward High Yield Bond Fund (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
1 Year	124	84
3 Years	387	262
5 Years	670	455
10 Years	1,476	1,013

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 320% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2012, the Benchmark’s duration was 4.11. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Sub-Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Sub-Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.
CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter — June 30, 2009	12.45%
Worst Quarter — December 31, 2008	-14.59%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns No Load Forward High Yield Bond Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
INSTITUTIONAL CLASS	4.06%	5.82%	7.56%	6.72%	May 01, 2000
INSTITUTIONAL CLASS Return After Taxes on Distributions	1.43%	2.83%	4.50%	3.58%	May 01, 2000
INSTITUTIONAL CLASS Return After Taxes on Distributions and Sale of Fund Shares	2.62%	3.15%	4.61%	3.78%	May 01, 2000
INVESTOR CLASS	3.61%	5.37%	7.17%	6.31%	May 01, 2000
BofA Merrill Lynch U.S. High Yield Master II Index	4.38%	7.34%	8.59%	7.39%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.